Business Combinations - Additional Information (Detail) $ in Thousands							1 Months Ended
		Mar. 31, 2016 USD ($)	Dec. 04, 2015 USD ($) Patient Site	Mar. 25, 2015 USD ($)	Feb. 27, 2015 USD ($)	May 07, 2014 USD ($)	Apr. 30, 2016 USD ($)
PMG
Business Acquisition [Line Items]
Net cash outflow			$ 63,500
Other liabilities assumed			$ 9,860
Number of clinical research sites acquired | Site			48
Working capital targets achievement period			90 days
Working capital adjustment		$ 1,600	$ 1,613
Working capital adjustment, cash paid							$ 1,613
Cash consideration			$ 53,681
PMG | Minimum
Business Acquisition [Line Items]
Number of active patients via electronic medical records acquired | Patient			2,000,000
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Net cash outflow					$ 116,002
Other liabilities assumed	[1]				11,283
Working capital adjustment					3,998
Cash consideration, net of working capital adjustment					104,700
Cash consideration					$ 108,717
Aptiv Solutions
Business Acquisition [Line Items]
Working capital adjustment				$ 2,000		$ 1,964
Percentage of common stock acquired						100.00%
Cash consideration						$ 143,500
Adjustments to cash consideration	[2]					$ 22,399

[1]	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities which have subsequently been discharged.
[2]	Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.